Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 10 – Related Party Transactions

Mr. Dab, the former CEO of InnovaQor, paid some of the disbursements on behalf of the Company for the six months ended December 31, 2021 and 2020. The disbursements amounted to $24,993 and $7,670, respectively, and are shown in the accompanying Condensed Consolidated Statements of Operations.

In the six months ended December 31, 2021, the former Parent advanced funds and paid expenses of InnovaQor in the amount of $374,473 which is shown as an accrued expense in the accompanying Condensed Consolidated Balance Sheet.

The above amounts are not indicative of what third parties would have agreed to.

Note 12 – Related Party Transactions

The former CEO of InnovaQor paid all the disbursements on behalf of the Company for all periods presented. The cash disbursements amounted to $11,385 and $20,388 for the years ended June 30, 2021 and 2020, respectively, and are shown in the accompanying Statements of Operations, operating expenses.

In addition, for the year ended June 30, 2021, the Company incurred $500,000 for services of its former CEO in connection with the acquisition of the Group, which is shown in the accompanying Statement of Operations as a General and Administrative expense.

The above amounts are not necessarily indicative of what third parties would have agreed to.